Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2023
Exploration and Evaluation Assets
Exploration and Evaluation Assets

6.Exploration and Evaluation Assets

	Balance			Reclassification to	Balance
	January 1,	Foreign	Impairment	Held for Sale	December 31,
	2023	Exchange	Reversal	(Note 8)	2023
Iron Creek, USA	$87,693	$(2,059)	$—	$—	$85,634
Total	$87,693	$(2,059)	$—	$—	$85,634

	Balance	Acquisition Costs		Reclassification to	Balance
	January 1,	before impairment	Impairment	Held for Sale	December 31,
	2022	reversal	Reversal	(Note 8)	2022
Iron Creek, USA	$87,661	$32	$—	$—	$87,693
Cobalt Camp, Ontario	—	—	1,338	(1,338)	—
Total	$87,661	$32	$1,338	$(1,338)	$87,693

	Balance	Acquisition	Impairment	Reclassification to	Balance
	January 1, 2021	Costs	Reversal	Held for Sale (Note 8)	December 31, 2021
Iron Creek, USA	$87,420	$241	$—	$—	$87,661
Total	$87,420	$241	$—	$—	$87,661

All of the Iron Creek mineral properties are pledged as security for the Convertible Notes issued on February 13, 2023 (Note 13). Upon successful commissioning of the Refinery, the Iron Creek mineral properties will be released from the Convertible Notes security package.

Certain claims relating to the Iron Creek properties were acquired by the Company against earn-in and option agreements entered with the original owners of such claims. These agreements provide a working interest in the property to the Company, upon making certain milestone payments and/or incurring certain expenditures on the property. The claims are also subject to future net smelter royalty (NSR) payments.

Per Note 8, the Company entered into an agreement with Kuya Silver Corp (“Kuya”) in December 2022 to grant Kuya the right to acquire 100% interest in its remaining assets in the Canadian Cobalt Camp consisting of Keely-Frontier patents (“Cobalt Camp”) as well as their associated asset retirement obligations for $1,000. This transaction was completed in January 2023, The Company had previously recognized an impairment loss on the Canadian Cobalt Camp assets but the arrangement with Kuya provided objective evidence of the market value of the Cobalt Camp. Therefore, the Company has estimated the fair value of the Cobalt Camp assets to be $1,338 at December 31, 2022 and recorded an impairment reversal with corresponding increase to exploration and evaluation assets, which was then transferred to assets held for sale.